Hundredfold Select Alternative Fund
RISK/RETURN
Investment Objective
The Fund seeks a moderate total rate of return (income plus capital appreciation) on an annual basis.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Hundredfold Select Alternative Fund Hundredfold Select Alternative Fund Service Class
Management Fees		1.00%
Distribution (12b-1) Fees		1.00%
Operating Services Fee		0.45%
Other Operating Expenses		0.45%
Acquired Fund Fees and Expenses	[1]	1.35%
Total Annual Fund Operating Expenses	[2]	3.80%
[1]	These expenses are based on estimated amounts for the Fund's current fiscal year.
[2]	Total Annual Fund Operating Expenses for the Fund do not correlate to the "Ratios to Average Net Assets: Net Expenses" provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Hundredfold Select Alternative Fund Hundredfold Select Alternative Fund Service Class	382	1,161	1,958	4,036

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Predecessors Fund’s portfolio turnover rate was 360% ~~of the average value of its portfolio.~~

Principal Investment Strategy

Hundredfold Advisors LLC (“Hundredfold” or the “Subadviser”) actively manages the Fund’s portfolio to invest in any combination of equity and fixed-income securities based on market conditions and trends and the Subadviser’s expectations and assessment of risks. (The term “Alternative” in the Fund’s name simply refers to the fact that the Subadviser may choose from among many investment alternatives.) Although the Fund may invest directly in equity and fixed-income securities, it will primarily invest in such securities indirectly through securities that invest in or are a derivative of such securities, primarily including futures contracts, swap agreements exchange-traded funds (“ETFs”), naked and covered options on such instruments, currencies, and other investment companies.  It may also seek exposure to securities of foreign issuers.

The Select Alternative Fund invests directly or indirectly in fixed-income securities without any restriction on maturity or creditworthiness, which primarily include government securities, asset-backed debt securities, mortgaged-backed securities and debt securities rated below investment grade, also known as “junk bonds”. The Fund invests in equity securities without consideration to any specific sector or market capitalization range. The Subadviser’s investment decisions are based on a variety of trading models and an analysis of the overall investment opportunities and risks among categories or sectors of equity and fixed-income securities or investment vehicles that represent pools of such securities, such as major market indices, investment companies and ETFs. The Subadviser’s strategy does not involve fundamental research and analysis of individual securities. The Fund is a “non-diversified” fund, meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities. The Fund employs an aggressive management strategy that typically results in high portfolio turnover.

The Subadviser employs an investment strategy that alternates between positions designed to profit from market trends, such as entering into “long” and “short” positions, directly or indirectly through ETFs, other investment companies and derivatives of equity and fixed-income securities, and investing in cash or cash equivalents as a temporary defensive measure. The Subadviser seeks to take “long” positions in or purchase securities prior to or at the outset of upward trends for such securities and seeks to take  ”short” positions in or sell securities prior to or early in downward trends in the value of such securities. There is no limit on the amount of the Fund’s assets that may be invested in derivative instruments or used to cover short positions. The Subadviser may reposition the Fund’s portfolio in response to market movements in an attempt to participate in a developing trend and may attempt to anticipate market moves and initiate appropriate action in advance of actual market trends. The Subadviser will employ leveraged investment techniques that allow the Fund to increase its exposure to the market during times when the Subadviser anticipates a strong market trend. The Subadviser also may employ hedging strategies designed to reduce volatility and risk.

Principal Investment Risks

An investment in the Fund entails risks. The Fund could lose money, or its performance could trail that of other investment alternatives. Neither the Subadviser nor the Fund’s adviser, Advisors Preferred LLC (“Advisors Preferred” or the “Adviser”) can guarantee that the Fund will achieve its objective. (Collectively, the Subadviser and Advisors Preferred are referred to herein as “Advisers” in certain circumstances.) In addition, the Fund presents some risks not traditionally associated with most mutual funds. It is important that investors closely review and understand these risks before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect many issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money on your investment in the Fund.

Aggressive Investment Techniques Risk

The Fund uses investment techniques that may be considered aggressive. Risks associated with the use of swap agreements and futures contracts include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

Asset-Backed Securities Risk

Payment of interest and repayment of principal may be impacted by the cash flows generated by the assets backing these securities. The value of the Fund’s asset-backed securities also may be affected by changes in interest rates, the availability of information concerning the interests in and structure of the pools of purchase contracts, financing leases or sales agreements that are represented by these securities, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements.

Credit Risk

The Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. The Fund could also lose money if the issuer of a debt security in which it has a short position is upgraded or generally improves its standing. Changes in an issuer’s financial strength or in an issuer’s or debt security’s credit rating also may affect a security’s value and thus have an impact on Fund performance. Credit risk usually applies to most debt securities, but generally is not a factor for U.S. government obligations.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Swap agreements also may be considered to be illiquid.

Depositary Receipt Risk

To the extent the Fund invests in stocks of foreign corporations, the Fund’s investment in such stocks may also be in the form of depositary receipts or other securities convertible into securities of foreign issuers, including American Depositary Receipts (“ADRs”). While the use of ADRs, which are traded on exchanges and represent an ownership in a foreign security, provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Derivatives Risk

Investments in derivatives are subject to market risks that may cause their prices to fluctuate over time and increase the Fund’s volatility. As a result, the Fund may incur larger losses or smaller gains than otherwise would be the case if the Fund invested directly in the underlying securities.

Emerging Markets Risk

Investments in emerging markets instruments involve greater risks than investing in foreign instruments in general. Risks of investing in emerging market countries include political or social upheaval, nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets and risks from an economy’s dependence on revenues from particular commodities or industries. In addition, currency transfer restrictions, limited potential buyers for such instruments, delays and disruption in settlement procedures and illiquidity or low volumes of transactions may make exits difficult or impossible at times.

Equity Securities Risk

Investments in publicly issued equity securities in general are subject to market risks that may cause their prices to fluctuate over time and in turn cause the Fund’s NAV to fluctuate.

Foreign Securities Risk

 Investments in foreign securities involve greater risks than investing in domestic securities. As a result, the Funds’ returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The Funds also may invest in depositary receipts, including ADRs, which are traded on exchanges and provide an alternative to investing directly in foreign securities. Investments in ADRs are subject to many of the risks associated with investing directly in foreign securities.

High Portfolio Turnover Risk

The Fund may experience high portfolio turnover, which would involve correspondingly greater expenses to the Fund, as well as potentially adverse tax consequences, to the Fund’s shareholders from distributions of increased net short-term capital gains, and may adversely affect the Fund’s performance.

High-Yield Securities Risk

The Fund will invest a significant portion or all of its assets in securities rated below investment grade or “junk bonds.” Junk bonds may be sensitive to economic changes, political changes, or adverse developments specific to a company. High yield securities may have speculative characteristics. These securities generally involve greater risk of default or price changes than other types of fixed-income securities and the Fund’s performance may vary significantly as a result. Therefore, an investment in the Fund is subject to a higher risk of loss than an investment in a fund that may not invest in lower-rated securities.

Holding Cash Risk

The Fund may hold cash positions when the market is not producing returns greater than the short-term cash investments in which the Fund may invest. There is a risk that the sections of the market in which the Fund invests will begin to rise or fall rapidly and the Fund will not be able to sell stocks quickly enough to avoid losses, or reinvest its cash positions into areas of the advancing market quickly enough to capture the initial returns of changing market conditions.

Interest Rate Risk

Debt securities have varying levels of sensitivity to changes in interest rates. The longer the maturity of a security, the greater the impact a change in interest rates could have on the security’s price.

Leverage Risk

The Fund may employ leveraged investment techniques, including the use of financial instruments to produce leverage results as well as borrowing money for investment purposes. Use of leverage can magnify the effects of changes in the value of the Fund and makes it more volatile. The leveraged investment techniques that the Fund employs could cause investors in the Fund to lose more money in adverse environments.

Non-Diversification Risk

A non-diversified fund invests a high percentage of its assets in a limited number of securities, exposing the Fund to fluctuations in net asset value and total return.

Other Investment Companies Risk and ETFs Risk

Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to a Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate a Fund’s holdings in an ETF’s shares at the most optimal time, adversely affecting the Fund’s performance.

Prepayment Risk and Mortgage-Backed Securities Risk

Many types of debt securities, including mortgage securities, are subject to prepayment risk. Prepayment occurs when the issuer of a security can repay principal prior to the security’s maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility. As a result, the Fund may have to reinvest its assets in mortgage securities or other debt securities that have lower yields.

Shorting Securities Risk

Short positions are designed to profit from a decline in the price of particular securities, baskets of securities or indices. The Fund will lose value if and when the instrument’s price rises — a result that is the opposite from traditional mutual funds.

Small- and Mid-Capitalization Companies Risk

Investing in the securities of small-capitalization and mid-capitalization companies involves greater risks and the possibility of greater price volatility than investing in larger capitalization and more-established companies. Investments in mid-cap companies involve less risk than investing in small-cap companies. Smaller companies may have limited operating history, product lines, and financial resources, and the securities of these companies may lack sufficient market liquidity. Mid-cap companies often have narrower markets and more limited managerial and financial resources than larger, more established companies.

Subadviser’s Investment Strategy Risk

The principal risk of investing in the Fund is that the Subadviser’s investment strategy will not be successful. While the Subadviser seeks to take advantage of investment opportunities for the Fund that will maximize its investment returns, there is no guarantee that such opportunities will ultimately benefit the Fund. The Subadviser will aggressively change the Fund’s portfolio in response to market conditions that are unpredictable and may expose the Fund to greater market risk than other mutual funds. There is no assurance that the Subadviser’s investment strategy will enable the Fund to achieve its investment objective.

Tax Risk

Certain of the Fund’s investment strategies, including transactions in options and futures contracts, may be subject to the special tax rules, the effect of which may have adverse tax consequences for the Fund.

Performance

The following performance information provides some indication of the risks of investing in the Fund by demonstrating how its returns have varied over time. The bar chart shows changes in the Fund’s performance from calendar year to calendar year. The table shows how the Fund’s average annual returns for the one-year, five-5 year and since inception periods compare with those of a broad-based market index for the same periods. The S&P 500 Index shows how the Fund compared with the performance of a widely used securities index during the periods shown. The Barclays Capital U.S. Aggregate Bond Index shows how the performance of stocks compared with bonds during the same periods. Prior to June 11, 2007, the Fund pursued a different investment objective and strategy; therefore, performance results presented for periods prior to that date reflect the performance of the prior strategy. The Fund’s past performance, before and after taxes, is not necessarily an indication of how it will perform in the future. Updated performance is available on the Fund’s website at www.HundredfoldSelect.com, or by contacting Northern Lights or Hundredfold or by calling the Fund toll-free at 855-582-8006.

The Fund was reorganized on October 3, 2011 from a predecessor fund (the “Select Alternative Predecessor Fund”) to a series of Northern Lights Fund Trust II, a Delaware statutory trust (the “Reorganization”).  The Fund is a continuation of the Select Alternative Predecessor Fund and, therefore, the performance information includes performance of the Select Alternative Predecessor Fund.

Total Return for the Calendar Year Ended December 31,

During the period of time shown in the bar chart, the Fund’s highest calendar quarter return was 15.12% for the quarter ended June 30, 2009 and its lowest calendar quarter return was –5.37% for the quarter ended March 31, 2008.

Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns Hundredfold Select Alternative Fund	1 Year	5 Years	Since Inception	Inception Date
Hundredfold Select Alternative Fund Service Class	3.79%	6.23%	5.67%	Sep 1, 2004
Hundredfold Select Alternative Fund Service Class After Taxes on Distributions	2.09%	5.26%	4.47%
Hundredfold Select Alternative Fund Service Class After Taxes on Distributions and Sales	2.69%	4.94%	4.27%
Barclays Capital U.S. Aggregate Bond Index (Reflects no deduction for fees, expenses or taxes)	7.84%	6.50%	5.51%
S&P 500�� Index (Reflects no deduction for fees, expenses or taxes)	2.11%	(0.25%)	3.88%

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Hundredfold Select Global Fund
RISK/RETURN
Investment Objective
The Fund seeks a moderate total rate of return (income plus capital appreciation) on an annual basis.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Hundredfold Select Global Fund Hundredfold Select Global Fund Service Class
Management Fees		1.00%
Distribution (12b-1) Fees		1.00%
Operating Services Fee		0.45%
Other Operating Expenses		0.45%
Acquired Fund Fees and Expenses	[1]	0.40%
Total Annual Fund Operating Expenses	[2]	2.85%
[1]	These expenses are based on estimated amounts for the Fund's current fiscal year
[2]	Total Annual Fund Operating Expenses for the Fund do not correlate to the "Ratios to Average Net Assets: Net Expenses" provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Hundredfold Select Global Fund Hundredfold Select Global Fund Service Class	288	883	1,504	3,176

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 1,864% ~~of the average value of its portfolio. The Fund has a very high portfolio turnover due to its aggressive management strategy.~~

Principal Investment Strategy

Hundredfold Advisors LLC (“Hundredfold” or the “Subadviser”) actively manages the Fund’s portfolio by attempting to anticipate, and respond to, trends in markets in various countries and regions around the world. The Fund will invest directly in developed and emerging market countries in Europe, the Far East, the Middle East, Africa, Australia and Latin America. The Fund may invest in international equity and debt securities directly or indirectly through securities that invest in or are a derivative of international equity securities, primarily including futures contracts, swap agreements, exchange-traded funds (“ETFs”), naked and covered options on such instruments, currencies and other investment companies. The Fund may invest directly in individual foreign securities or indirectly through American Depository Receipts (“ADRs”). Although the Fund may invest in domestic equity and debt securities, it will primarily invest in international equity and debt securities, including junk bonds.

The Subadviser employs an investment strategy that alternates between positions designed to profit from market trends, such as entering into “long” and “short” positions in domestic and international securities, and investing in cash or cash equivalents as a temporary defensive measure. The Subadviser seeks to take “long” positions in domestic or international securities prior to or at the outset of upward trends for such securities and seeks to take “short” positions in or sell such securities prior to or early in downward trends in the value of such securities. The Subadviser will analyze the overall investment opportunities and risks among issuers in various countries, regions and market sectors of foreign securities or investment vehicles that represent pools of foreign securities, such as major market indices and ETFs. The Subadviser’s strategy does not involve fundamental research and analysis of individual equity securities. The Fund is a “non-diversified” fund, meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities. The Fund employs an aggressive management strategy that typically results in high portfolio turnover.

The Subadviser will consider elements of market trends and momentum, including price actions, advance-decline lines, market highs and lows and the overall direction of market trends. As a result, the Subadviser may reposition the Fund’s portfolio in response to market movements in an attempt to participate in a developing trend. The Subadviser also may attempt to anticipate market moves and initiate appropriate action in advance of actual market trends in order to minimize the loss of capital appreciation that would occur with a “buy and hold” investment strategy. The Subadviser will likely engage in frequent trading of the Fund’s securities in an attempt to position its portfolio in line with the Subadviser’s expectations for market trends. In addition, the Subadviser will employ leveraged investment techniques that allow the Fund to gain greater exposure to target securities.

Principal Investment Risks

An investment in the Fund entails risks. The Fund could lose money, or its performance could trail that of other investment alternatives. The Advisers cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds. It is important that investors closely review and understand these risks before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect many issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money on your investment in the Fund.

Aggressive Investment Techniques Risk

The Fund uses investment techniques that may be considered aggressive. Risks associated with the use of swap agreements and futures contracts include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

Credit Risk

The Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. The Fund could also lose money if the issuer of a debt security in which it has a short position is upgraded or generally improves its standing. Changes in an issuer’s financial strength or in an issuer’s or debt security’s credit rating also may affect a security’s value and thus have an impact on Fund performance. Credit risk usually applies to most debt securities, but generally is not a factor for U.S. government obligations.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Swap agreements also may be considered to be illiquid.

Depositary Receipt Risk

To the extent the Fund invests in stocks of foreign corporations, the Fund’s investment in such stocks may also be in the form of depositary receipts or other securities convertible into securities of foreign issuers, including ADRs. While the use of ADRs, which are traded on exchanges and represent an ownership in a foreign security, provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Derivatives Risk

Investments in derivatives are subject to market risks that may cause their prices to fluctuate over time and increase the Fund’s volatility. As a result, the Fund may incur larger losses or smaller gains than otherwise would be the case if the Fund invested directly in the underlying securities.

Emerging Markets Risk

Investments in emerging markets instruments involve greater risks than investing in foreign instruments in general. Risks of investing in emerging market countries include political or social upheaval, nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets and risks from an economy’s dependence on revenues from particular commodities or industries. In addition, currency transfer restrictions, limited potential buyers for such instruments, delays and disruption in settlement procedures and illiquidity or low volumes of transactions may make exits difficult or impossible at times.

Equity Securities Risk

Investments in publicly issued equity securities in general are subject to market risks that may cause their prices to fluctuate over time and in turn cause the Fund’s NAV to fluctuate.

Foreign Securities Risk

Investments in foreign securities involve greater risks than investing in domestic securities. As a result, the Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The Fund also may invest in depositary receipts, including ADRs, which are traded on exchanges and provide an alternative to investing directly in foreign securities. Investments in ADRs are subject to many of the risks associated with investing directly in foreign securities.

High Portfolio Turnover Risk

The Fund may experience high portfolio turnover, which would involve correspondingly greater expenses to the Fund, as well as potentially adverse tax consequences, to the Fund’s shareholders from distributions of increased net short-term capital gains and may adversely affect the Fund’s performance.

High-Yield Securities Risk

The Fund will invest a significant portion or all of its assets in securities rated below investment grade or “junk bonds.” Junk bonds may be sensitive to economic changes, political changes, or adverse developments specific to a company. These securities generally involve greater risk of default or price changes than other types of fixed-income securities and the Fund’s performance may vary significantly as a result. Therefore, an investment in the Fund is subject to a higher risk of loss than an investment in a fund that may not invest in lower-rated securities.

Holding Cash Risk

The Fund may hold cash positions when the market is not producing returns greater than the short-term cash investments in which the Fund may invest. There is a risk that the sections of the market in which the Fund invests will begin to rise or fall rapidly and the Fund will not be able to sell stocks quickly enough to avoid losses, or reinvest its cash positions into areas of the advancing market quickly enough to capture the initial returns of changing market conditions.

Leverage Risk

The Fund may employ leveraged investment techniques, including the use of financial instruments to produce leverage results as well as borrowing money for investment purposes. Use of leverage can magnify the effects of changes in the value of the Fund and makes it more volatile. The leveraged investment techniques that the Fund employs could cause investors in the Fund to lose more money in adverse environments.

Non-Diversification Risk

A non-diversified fund invests a high percentage of its assets in a limited number of securities, exposing the Fund to fluctuations in net asset value and total return.

Other Investment Companies and ETFs Risk

Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to a Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate a Fund’s holdings in an ETF’s shares at the most optimal time, adversely affecting the Fund’s performance.

Shorting Securities Risk

Short positions are designed to profit from a decline in the price of particular securities, baskets of securities or indices. The Fund will lose value if and when the instrument’s price rises — a result that is the opposite from traditional mutual funds.

Small and Mid-Capitalization Companies Risk

Investing in the securities of small-capitalization and mid-capitalization companies involves greater risks and the possibility of greater price volatility than investing in larger capitalization and more-established companies. Investments in mid-cap companies involve less risk than investing in small-cap companies. Smaller companies may have limited operating history, product lines, and financial resources, and the securities of these companies may lack sufficient market liquidity. Mid-cap companies often have narrower markets and more limited managerial and financial resources than larger, more established companies.

Subadviser’s Investment Strategy Risk

The principal risk of investing in the Fund is that the Subadviser’s investment strategy will not be successful. While the Subadviser seeks to take advantage of investment opportunities for the Fund that will maximize its investment returns, there is no guarantee that such opportunities will ultimately benefit the Fund. The Subadviser will aggressively change the Fund’s portfolio in response to market conditions that are unpredictable and may expose the Fund to greater market risk than other mutual funds. There is no assurance that the Subadviser’s investment strategy will enable the Fund to achieve its investment objective.

Tax Risk

Certain of the Fund’s investment strategies, including transactions in options and futures contracts, may be subject to the special tax rules, the effect of which may have adverse tax consequences for the Fund.

Performance

The following performance information provides some indication of the risks of investing in the Fund by demonstrating how its returns have varied over time. The bar chart shows changes in the Fund’s performance from calendar year to calendar year. The table shows how the Fund’s average annual returns for the one-year, five-year and since inception periods compare with those of a broad-based market index for the same periods. The performance of the S&P 500 Index shows how the Fund compared with the performance of a widely used U.S. securities index during the period shown, while the MSCI World Index shows how the performance of a broad-based world index compared against a broad-based U.S. stock index during the same periods. The Fund’s past performance, before and after taxes, is not necessarily an indication of how it will perform in the future. Updated performance is available on the Fund’s website at www.HundredfoldSelect.com, or by contacting Northern Lights or Hundredfold or by calling the Fund toll-free at 855-582-8006.

The Fund was reorganized on October 3, 2011 from a predecessor fund (the “Select Global Predecessor Fund”) to a series of Northern Lights Fund Trust II, a Delaware statutory trust (the “Reorganization”).  The Fund is a continuation of the Select Global Predecessor Fund and, therefore, the performance information includes performance of the Select Global Predecessor Fund.

Total Return for the Calendar Year Ended December 31

During the period of time shown in the bar chart, the Fund’s highest calendar quarter return was 17.57% for the quarter ended June 30, 2009 and its lowest calendar quarter return was – 13.27% for the quarter ended September 30, 2008.

Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns Hundredfold Select Global Fund	1 Year	5 Years	Since Inception	Inception Date
Hundredfold Select Global Fund Service Class	(20.46%)	(4.15%)	3.26%	Sep 27, 2004
Hundredfold Select Global Fund Service Class After Taxes on Distributions	(20.46%)	(5.27%)	1.27%
Hundredfold Select Global Fund Service Class After Taxes on Distributions and Sales	(13.30%)	(3.98%)	1.83%
MSCI World Index (Reflects no deduction for fees, expenses or taxes)	(7.61%)	(4.43%)	1.85%
S&P 500�� Index (Reflects no deduction for fees, expenses or taxes)	2.11%	(0.25%)	3.94%

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRA.

Hundredfold Select Equity Fund
RISK/RETURN
Investment Objective
The Fund seeks a high total rate of return (income from short-term trading plus capital appreciation) on an annual basis.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Hundredfold Select Equity Fund Hundredfold Select Equity Fund Service Class
Management Fees		1.00%
Distribution (12b-1) Fees		1.00%
Operating Services Fee		0.45%
Other Operating Expenses		0.45%
Acquired Fund Fees and Expenses	[1]	0.23%
Total Annual Fund Operating Expenses	[2]	2.68%
[1]	These expenses are based on estimated amounts for the Fund's current fiscal year.
[2]	Total Annual Fund Operating Expenses for the Fund do not correlate to the "Ratios to Average Net Assets: Net Expenses" provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Hundredfold Select Equity Fund Hundredfold Select Equity Fund Service Class	271	832	1,420	3,012

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 1, 752 ~~% of the average value of its portfolio. The Fund has a very high portfolio turnover due to its aggressive management strategy.~~

Principal Investment Strategy

Under normal market conditions, the Fund will invest at least 80% in equity securities or derivatives of such securities. The Fund invests in equity securities of any market capitalization, investment style, market sector or industry. The Fund may also seek exposure to securities of foreign issuers. Although the Fund may invest directly in equity securities, it may also invest in such securities indirectly through securities that invest in or are a derivative of equity securities, primarily including futures contracts, swap agreements, exchange-traded funds (‘‘ETFs”), naked and covered options on such instruments, currencies, and other investment companies. The Fund is a “non-diversified” fund, meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.

Hundredfold Advisors LLC (“Hundredfold” or the “Subadviser”) actively manages the Fund’s portfolio by attempting to anticipate, and respond to, trends in equity securities. The Subadviser will employ an investment strategy that alternates between positions designed to profit from market trends, such as entering into “long” and “short” positions of equity securities, and investing in cash or cash equivalents as a temporary defensive measure. The Subadviser seeks to take “long” positions in or purchase equity securities prior to or at the outset of upward trends for such securities and seeks to take “short” positions in or sell equity securities prior to or early in downward trends in the value of such securities. When the Subadviser believes it appropriate, the Subadviser will employ leveraged investment techniques that allow the Equity Fund to gain greater exposure to its target investments. The Fund employs an aggressive management strategy that typically results in high portfolio turnover.

The Subadviser will consider elements of market trends and momentum, including price actions, advance-decline lines, market highs and lows and the overall direction of market trends. The Subadviser’s strategy does not involve fundamental research and analysis of individual equity securities. The Subadviser will analyze the overall investment opportunities and risks among categories or sectors of equity securities or investment vehicles that represent pools of equity securities, such as major market indices and ETFs. As a result, the Subadviser may reposition the Fund’s portfolio in response to market movements in an attempt to participate in a developing trend and may attempt to anticipate market moves and initiate appropriate action in advance of actual market trends. The Subadviser will likely engage in frequent trading of the Fund’s securities in an attempt to position its portfolio in line with the Subadviser’s expectations for market trends.

Principal Investment Risks

An investment in the Fund entails risks. The Fund could lose money, or its performance could trail that of other investment alternatives. The Advisers cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds. It is important that investors closely review and understand these risks before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect many issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money on your investment in the Fund.

Aggressive Investment Techniques Risk

The Fund uses investment techniques that may be considered aggressive. Risks associated with the use of swap agreements and futures contracts include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Swap agreements also may be considered to be illiquid.

Depositary Receipt Risk

To the extent the Fund invests in stocks of foreign corporations, the Fund’s investment in such stocks may also be in the form of depositary receipts or other securities convertible into securities of foreign issuers, including ADRs. While the use of ADRs, which are traded on exchanges and represent an ownership in a foreign security, provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Derivatives Risk

Investments in derivatives are subject to market risks that may cause their prices to fluctuate over time and increase the Fund’s volatility. As a result, the Fund may incur larger losses or smaller gains than otherwise would be the case if the Fund invested directly in the underlying securities.

Emerging Markets Risk

Investments in emerging markets instruments involve greater risks than investing in foreign instruments in general. Risks of investing in emerging market countries include political or social upheaval, nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets and risks from an economy’s dependence on revenues from particular commodities or industries. In addition, currency transfer restrictions, limited potential buyers for such instruments, delays and disruption in settlement procedures and illiquidity or low volumes of transactions may make exits difficult or impossible at times.

Equity Securities Risk

Investments in publicly issued equity securities in general are subject to market risks that may cause their prices to fluctuate over time and in turn cause the Fund’s NAV to fluctuate.

Foreign Securities Risk

Investments in foreign securities involve greater risks than investing in domestic securities. As a result, the Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The Fund also may invest in depositary receipts, including ADRs, which are traded on exchanges and provide an alternative to investing directly in foreign securities. Investments in ADRs are subject to many of the risks associated with investing directly in foreign securities.

High Portfolio Turnover Risk

The Fund may experience high portfolio turnover, which would involve correspondingly greater expenses to the Fund, as well as potentially adverse tax consequences, to the Fund’s shareholders from distributions of increased net short-term capital gains and may adversely affect the Fund’s performance.

Holding Cash Risk

The Fund may hold cash positions when the market is not producing returns greater than the short-term cash investments in which the Fund may invest. There is a risk that the sections of the market in which the Fund invests will begin to rise or fall rapidly and the Fund will not be able to sell stocks quickly enough to avoid losses, or reinvest its cash positions into areas of the advancing market quickly enough to capture the initial returns of changing market conditions.

Leverage Risk

The Fund may employ leveraged investment techniques, including the use of financial instruments to produce leverage results as well as borrowing money for investment purposes. Use of leverage can magnify the effects of changes in the value of the Fund and makes it more volatile. The leveraged investment techniques that the Fund employs could cause investors in the Fund to lose more money in adverse environments.

Non-Diversification Risk

A non-diversified fund invests a high percentage of its assets in a limited number of securities, exposing the Fund to fluctuations in net asset value and total return.

Other Investment Companies and ETFs Risk

Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to a Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate a Fund’s holdings in an ETF’s shares at the most optimal time, adversely affecting the Fund’s performance.

Shorting Securities Risk

Short positions are designed to profit from a decline in the price of particular securities, baskets of securities or indices. The Fund will lose value if and when the instrument’s price rises — a result that is the opposite from traditional mutual funds.

Small- and Mid-Capitalization Companies Risk

Investing in the securities of small-capitalization and mid-capitalization companies involves greater risks and the possibility of greater price volatility than investing in larger capitalization and more-established companies. Investments in mid-cap companies involve less risk than investing in small-cap companies. Smaller companies may have limited operating history, product lines, and financial resources, and the securities of these companies may lack sufficient market liquidity. Mid-cap companies often have narrower markets and more limited managerial and financial resources than larger, more established companies.

Subadviser’s Investment Strategy Risk

The principal risk of investing in the Fund is that the Subadviser’s investment strategy will not be successful. While the Subadviser seeks to take advantage of investment opportunities for the Fund that will maximize its investment returns, there is no guarantee that such opportunities will ultimately benefit the Fund. The Subadviser will aggressively change the Fund’s portfolio in response to market conditions that are unpredictable and may expose the Fund to greater market risk than other mutual funds. There is no assurance that the Subadviser’s investment strategy will enable the Fund to achieve its investment objective.

Tax Risk

Certain of the Fund’s investment strategies, including transactions in options and futures contracts, may be subject to the special tax rules, the effect of which may have adverse tax consequences for the Fund.

Performance

The following performance information provides some indication of the risks of investing in the Fund by demonstrating how its returns have varied over time. The bar chart shows changes in the Fund’s performance from calendar year to calendar year. The table shows how the Fund’s average annual returns for the one year, five year and since inception periods compare with those of a broad-based market index for the same periods. The Fund’s past performance, before and after taxes, is not necessarily an indication of how it will perform in the future. Updated performance is available on the Fund’s website at www.HundredfoldSelect.com, or by contacting Northern Lights or Hundredfold or by calling the Fund toll-free at 855-582-8006.

The Fund was reorganized on October 3, 2011 from a predecessor fund (the “Select Equity Predecessor Fund”) to a series of Northern Lights Fund Trust II, a Delaware statutory trust (the “Reorganization”).  The Fund is a continuation of the Select Equity Predecessor Fund and, therefore, the performance information includes performance of the Select Equity Predecessor Fund.

Total Return for the Calendar Year Ended December 31,

During the period of time shown in the bar chart, the Fund’s highest calendar quarter return was 15.12% for the quarter ended September 30, 2009 and its lowest calendar quarter return was –10.07% for the quarter ended March 31, 2008.

Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns Hundredfold Select Equity Fund	1 Year	5 Years	Since Inception	Inception Date
Hundredfold Select Equity Fund Service Class	(14.66%)	(1.49%)	1.37%	Oct 11, 2004
Hundredfold Select Equity Fund Service Class After Taxes on Distributions	(14.66%)	(2.06%)	0.04%
Hundredfold Select Equity Fund Service Class After Taxes on Distributions and Sales	(9.53%)	(1.54%)	0.65%
S&P 500�� Index (Reflects no deduction for fees, expenses or taxes)	2.11%	(0.25%)	3.68%

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRA.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Feb 10, 2012
Registrant Name	dei_EntityRegistrantName	NORTHERN LIGHTS FUND TRUST II
Central Index Key	dei_EntityCentralIndexKey	0001518042
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 10, 2012
Document Effective Date	dei_DocumentEffectiveDate	Feb 10, 2012
Prospectus Date	rr_ProspectusDate	Feb 10, 2012
Hundredfold Select Alternative Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks a moderate total rate of return (income plus capital appreciation) on an annual basis.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Predecessors Fund’s portfolio turnover rate was 360% ~~of the average value of its portfolio.~~

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	360.00%
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	These expenses are based on estimated amounts for the Fund's current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses for the Fund do not correlate to the "Ratios to Average Net Assets: Net Expenses" provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Hundredfold Advisors LLC (“Hundredfold” or the “Subadviser”) actively manages the Fund’s portfolio to invest in any combination of equity and fixed-income securities based on market conditions and trends and the Subadviser’s expectations and assessment of risks. (The term “Alternative” in the Fund’s name simply refers to the fact that the Subadviser may choose from among many investment alternatives.) Although the Fund may invest directly in equity and fixed-income securities, it will primarily invest in such securities indirectly through securities that invest in or are a derivative of such securities, primarily including futures contracts, swap agreements exchange-traded funds (“ETFs”), naked and covered options on such instruments, currencies, and other investment companies.  It may also seek exposure to securities of foreign issuers.

The Select Alternative Fund invests directly or indirectly in fixed-income securities without any restriction on maturity or creditworthiness, which primarily include government securities, asset-backed debt securities, mortgaged-backed securities and debt securities rated below investment grade, also known as “junk bonds”. The Fund invests in equity securities without consideration to any specific sector or market capitalization range. The Subadviser’s investment decisions are based on a variety of trading models and an analysis of the overall investment opportunities and risks among categories or sectors of equity and fixed-income securities or investment vehicles that represent pools of such securities, such as major market indices, investment companies and ETFs. The Subadviser’s strategy does not involve fundamental research and analysis of individual securities. The Fund is a “non-diversified” fund, meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities. The Fund employs an aggressive management strategy that typically results in high portfolio turnover.

The Subadviser employs an investment strategy that alternates between positions designed to profit from market trends, such as entering into “long” and “short” positions, directly or indirectly through ETFs, other investment companies and derivatives of equity and fixed-income securities, and investing in cash or cash equivalents as a temporary defensive measure. The Subadviser seeks to take “long” positions in or purchase securities prior to or at the outset of upward trends for such securities and seeks to take  ”short” positions in or sell securities prior to or early in downward trends in the value of such securities. There is no limit on the amount of the Fund’s assets that may be invested in derivative instruments or used to cover short positions. The Subadviser may reposition the Fund’s portfolio in response to market movements in an attempt to participate in a developing trend and may attempt to anticipate market moves and initiate appropriate action in advance of actual market trends. The Subadviser will employ leveraged investment techniques that allow the Fund to increase its exposure to the market during times when the Subadviser anticipates a strong market trend. The Subadviser also may employ hedging strategies designed to reduce volatility and risk.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund entails risks. The Fund could lose money, or its performance could trail that of other investment alternatives. Neither the Subadviser nor the Fund’s adviser, Advisors Preferred LLC (“Advisors Preferred” or the “Adviser”) can guarantee that the Fund will achieve its objective. (Collectively, the Subadviser and Advisors Preferred are referred to herein as “Advisers” in certain circumstances.) In addition, the Fund presents some risks not traditionally associated with most mutual funds. It is important that investors closely review and understand these risks before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect many issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money on your investment in the Fund.

Aggressive Investment Techniques Risk

The Fund uses investment techniques that may be considered aggressive. Risks associated with the use of swap agreements and futures contracts include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

Asset-Backed Securities Risk

Payment of interest and repayment of principal may be impacted by the cash flows generated by the assets backing these securities. The value of the Fund’s asset-backed securities also may be affected by changes in interest rates, the availability of information concerning the interests in and structure of the pools of purchase contracts, financing leases or sales agreements that are represented by these securities, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements.

Credit Risk

The Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. The Fund could also lose money if the issuer of a debt security in which it has a short position is upgraded or generally improves its standing. Changes in an issuer’s financial strength or in an issuer’s or debt security’s credit rating also may affect a security’s value and thus have an impact on Fund performance. Credit risk usually applies to most debt securities, but generally is not a factor for U.S. government obligations.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Swap agreements also may be considered to be illiquid.

Depositary Receipt Risk

To the extent the Fund invests in stocks of foreign corporations, the Fund’s investment in such stocks may also be in the form of depositary receipts or other securities convertible into securities of foreign issuers, including American Depositary Receipts (“ADRs”). While the use of ADRs, which are traded on exchanges and represent an ownership in a foreign security, provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Derivatives Risk

Investments in derivatives are subject to market risks that may cause their prices to fluctuate over time and increase the Fund’s volatility. As a result, the Fund may incur larger losses or smaller gains than otherwise would be the case if the Fund invested directly in the underlying securities.

Emerging Markets Risk

Investments in emerging markets instruments involve greater risks than investing in foreign instruments in general. Risks of investing in emerging market countries include political or social upheaval, nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets and risks from an economy’s dependence on revenues from particular commodities or industries. In addition, currency transfer restrictions, limited potential buyers for such instruments, delays and disruption in settlement procedures and illiquidity or low volumes of transactions may make exits difficult or impossible at times.

Equity Securities Risk

Investments in publicly issued equity securities in general are subject to market risks that may cause their prices to fluctuate over time and in turn cause the Fund’s NAV to fluctuate.

Foreign Securities Risk

 Investments in foreign securities involve greater risks than investing in domestic securities. As a result, the Funds’ returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The Funds also may invest in depositary receipts, including ADRs, which are traded on exchanges and provide an alternative to investing directly in foreign securities. Investments in ADRs are subject to many of the risks associated with investing directly in foreign securities.

High Portfolio Turnover Risk

The Fund may experience high portfolio turnover, which would involve correspondingly greater expenses to the Fund, as well as potentially adverse tax consequences, to the Fund’s shareholders from distributions of increased net short-term capital gains, and may adversely affect the Fund’s performance.

High-Yield Securities Risk

The Fund will invest a significant portion or all of its assets in securities rated below investment grade or “junk bonds.” Junk bonds may be sensitive to economic changes, political changes, or adverse developments specific to a company. High yield securities may have speculative characteristics. These securities generally involve greater risk of default or price changes than other types of fixed-income securities and the Fund’s performance may vary significantly as a result. Therefore, an investment in the Fund is subject to a higher risk of loss than an investment in a fund that may not invest in lower-rated securities.

Holding Cash Risk

The Fund may hold cash positions when the market is not producing returns greater than the short-term cash investments in which the Fund may invest. There is a risk that the sections of the market in which the Fund invests will begin to rise or fall rapidly and the Fund will not be able to sell stocks quickly enough to avoid losses, or reinvest its cash positions into areas of the advancing market quickly enough to capture the initial returns of changing market conditions.

Interest Rate Risk

Debt securities have varying levels of sensitivity to changes in interest rates. The longer the maturity of a security, the greater the impact a change in interest rates could have on the security’s price.

Leverage Risk

The Fund may employ leveraged investment techniques, including the use of financial instruments to produce leverage results as well as borrowing money for investment purposes. Use of leverage can magnify the effects of changes in the value of the Fund and makes it more volatile. The leveraged investment techniques that the Fund employs could cause investors in the Fund to lose more money in adverse environments.

Non-Diversification Risk

A non-diversified fund invests a high percentage of its assets in a limited number of securities, exposing the Fund to fluctuations in net asset value and total return.

Other Investment Companies Risk and ETFs Risk

Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to a Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate a Fund’s holdings in an ETF’s shares at the most optimal time, adversely affecting the Fund’s performance.

Prepayment Risk and Mortgage-Backed Securities Risk

Many types of debt securities, including mortgage securities, are subject to prepayment risk. Prepayment occurs when the issuer of a security can repay principal prior to the security’s maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility. As a result, the Fund may have to reinvest its assets in mortgage securities or other debt securities that have lower yields.

Shorting Securities Risk

Short positions are designed to profit from a decline in the price of particular securities, baskets of securities or indices. The Fund will lose value if and when the instrument’s price rises — a result that is the opposite from traditional mutual funds.

Small- and Mid-Capitalization Companies Risk

Investing in the securities of small-capitalization and mid-capitalization companies involves greater risks and the possibility of greater price volatility than investing in larger capitalization and more-established companies. Investments in mid-cap companies involve less risk than investing in small-cap companies. Smaller companies may have limited operating history, product lines, and financial resources, and the securities of these companies may lack sufficient market liquidity. Mid-cap companies often have narrower markets and more limited managerial and financial resources than larger, more established companies.

Subadviser’s Investment Strategy Risk

The principal risk of investing in the Fund is that the Subadviser’s investment strategy will not be successful. While the Subadviser seeks to take advantage of investment opportunities for the Fund that will maximize its investment returns, there is no guarantee that such opportunities will ultimately benefit the Fund. The Subadviser will aggressively change the Fund’s portfolio in response to market conditions that are unpredictable and may expose the Fund to greater market risk than other mutual funds. There is no assurance that the Subadviser’s investment strategy will enable the Fund to achieve its investment objective.

Tax Risk

Certain of the Fund’s investment strategies, including transactions in options and futures contracts, may be subject to the special tax rules, the effect of which may have adverse tax consequences for the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund could lose money, or its performance could trail that of other investment alternatives.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	A non-diversified fund invests a high percentage of its assets in a limited number of securities, exposing the Fund to fluctuations in net asset value and total return.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information provides some indication of the risks of investing in the Fund by demonstrating how its returns have varied over time. The bar chart shows changes in the Fund’s performance from calendar year to calendar year. The table shows how the Fund’s average annual returns for the one-year, five-5 year and since inception periods compare with those of a broad-based market index for the same periods. The S&P 500 Index shows how the Fund compared with the performance of a widely used securities index during the periods shown. The Barclays Capital U.S. Aggregate Bond Index shows how the performance of stocks compared with bonds during the same periods. Prior to June 11, 2007, the Fund pursued a different investment objective and strategy; therefore, performance results presented for periods prior to that date reflect the performance of the prior strategy. The Fund’s past performance, before and after taxes, is not necessarily an indication of how it will perform in the future. Updated performance is available on the Fund’s website at www.HundredfoldSelect.com, or by contacting Northern Lights or Hundredfold or by calling the Fund toll-free at 855-582-8006.

The Fund was reorganized on October 3, 2011 from a predecessor fund (the “Select Alternative Predecessor Fund”) to a series of Northern Lights Fund Trust II, a Delaware statutory trust (the “Reorganization”).  The Fund is a continuation of the Select Alternative Predecessor Fund and, therefore, the performance information includes performance of the Select Alternative Predecessor Fund.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Fund by demonstrating how its returns have varied over time. The bar chart shows changes in the Fund's performance from calendar year to calendar year. The table shows how the Fund's average annual returns for the one-year, five-5 year and since inception periods compare with those of a broad-based market index for the same periods.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	855-582-8006
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.HundredfoldSelect.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Return for the Calendar Year Ended December 31,
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period of time shown in the bar chart, the Fund’s highest calendar quarter return was 15.12% for the quarter ended June 30, 2009 and its lowest calendar quarter return was –5.37% for the quarter ended March 31, 2008.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest calendar quarter return was
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.12%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest calendar quarter return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.37%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2011)
Hundredfold Select Alternative Fund | Barclays Capital U.S. Aggregate Bond Index (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
5 Years	rr_AverageAnnualReturnYear05	6.50%
Since Inception	rr_AverageAnnualReturnSinceInception	5.51%
Hundredfold Select Alternative Fund | S&P 500�� Index (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.88%
Hundredfold Select Alternative Fund | Hundredfold Select Alternative Fund Service Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Operating Services Fee	rr_Component1OtherExpensesOverAssets	0.45%
Other Operating Expenses	rr_OtherExpensesOverAssets	0.45%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.35%	[1]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	3.80%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	382
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,161
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,958
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,036
Annual Return 2005	rr_AnnualReturn2005	(0.07%)
Annual Return 2006	rr_AnnualReturn2006	8.72%
Annual Return 2007	rr_AnnualReturn2007	2.85%
Annual Return 2008	rr_AnnualReturn2008	(12.24%)
Annual Return 2009	rr_AnnualReturn2009	30.02%
Annual Return 2010	rr_AnnualReturn2010	11.06%
Annual Return 2011	rr_AnnualReturn2011	3.79%
1 Year	rr_AverageAnnualReturnYear01	3.79%
5 Years	rr_AverageAnnualReturnYear05	6.23%
Since Inception	rr_AverageAnnualReturnSinceInception	5.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 2004
Hundredfold Select Alternative Fund | Hundredfold Select Alternative Fund Service Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.09%
5 Years	rr_AverageAnnualReturnYear05	5.26%
Since Inception	rr_AverageAnnualReturnSinceInception	4.47%
Hundredfold Select Alternative Fund | Hundredfold Select Alternative Fund Service Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.69%
5 Years	rr_AverageAnnualReturnYear05	4.94%
Since Inception	rr_AverageAnnualReturnSinceInception	4.27%
Hundredfold Select Global Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks a moderate total rate of return (income plus capital appreciation) on an annual basis.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 1,864% ~~of the average value of its portfolio. The Fund has a very high portfolio turnover due to its aggressive management strategy.~~

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1864.00%
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	These expenses are based on estimated amounts for the Fund's current fiscal year
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses for the Fund do not correlate to the "Ratios to Average Net Assets: Net Expenses" provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Hundredfold Advisors LLC (“Hundredfold” or the “Subadviser”) actively manages the Fund’s portfolio by attempting to anticipate, and respond to, trends in markets in various countries and regions around the world. The Fund will invest directly in developed and emerging market countries in Europe, the Far East, the Middle East, Africa, Australia and Latin America. The Fund may invest in international equity and debt securities directly or indirectly through securities that invest in or are a derivative of international equity securities, primarily including futures contracts, swap agreements, exchange-traded funds (“ETFs”), naked and covered options on such instruments, currencies and other investment companies. The Fund may invest directly in individual foreign securities or indirectly through American Depository Receipts (“ADRs”). Although the Fund may invest in domestic equity and debt securities, it will primarily invest in international equity and debt securities, including junk bonds.

The Subadviser employs an investment strategy that alternates between positions designed to profit from market trends, such as entering into “long” and “short” positions in domestic and international securities, and investing in cash or cash equivalents as a temporary defensive measure. The Subadviser seeks to take “long” positions in domestic or international securities prior to or at the outset of upward trends for such securities and seeks to take “short” positions in or sell such securities prior to or early in downward trends in the value of such securities. The Subadviser will analyze the overall investment opportunities and risks among issuers in various countries, regions and market sectors of foreign securities or investment vehicles that represent pools of foreign securities, such as major market indices and ETFs. The Subadviser’s strategy does not involve fundamental research and analysis of individual equity securities. The Fund is a “non-diversified” fund, meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities. The Fund employs an aggressive management strategy that typically results in high portfolio turnover.

The Subadviser will consider elements of market trends and momentum, including price actions, advance-decline lines, market highs and lows and the overall direction of market trends. As a result, the Subadviser may reposition the Fund’s portfolio in response to market movements in an attempt to participate in a developing trend. The Subadviser also may attempt to anticipate market moves and initiate appropriate action in advance of actual market trends in order to minimize the loss of capital appreciation that would occur with a “buy and hold” investment strategy. The Subadviser will likely engage in frequent trading of the Fund’s securities in an attempt to position its portfolio in line with the Subadviser’s expectations for market trends. In addition, the Subadviser will employ leveraged investment techniques that allow the Fund to gain greater exposure to target securities.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund entails risks. The Fund could lose money, or its performance could trail that of other investment alternatives. The Advisers cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds. It is important that investors closely review and understand these risks before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect many issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money on your investment in the Fund.

Aggressive Investment Techniques Risk

The Fund uses investment techniques that may be considered aggressive. Risks associated with the use of swap agreements and futures contracts include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

Credit Risk

The Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. The Fund could also lose money if the issuer of a debt security in which it has a short position is upgraded or generally improves its standing. Changes in an issuer’s financial strength or in an issuer’s or debt security’s credit rating also may affect a security’s value and thus have an impact on Fund performance. Credit risk usually applies to most debt securities, but generally is not a factor for U.S. government obligations.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Swap agreements also may be considered to be illiquid.

Depositary Receipt Risk

To the extent the Fund invests in stocks of foreign corporations, the Fund’s investment in such stocks may also be in the form of depositary receipts or other securities convertible into securities of foreign issuers, including ADRs. While the use of ADRs, which are traded on exchanges and represent an ownership in a foreign security, provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Derivatives Risk

Investments in derivatives are subject to market risks that may cause their prices to fluctuate over time and increase the Fund’s volatility. As a result, the Fund may incur larger losses or smaller gains than otherwise would be the case if the Fund invested directly in the underlying securities.

Emerging Markets Risk

Investments in emerging markets instruments involve greater risks than investing in foreign instruments in general. Risks of investing in emerging market countries include political or social upheaval, nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets and risks from an economy’s dependence on revenues from particular commodities or industries. In addition, currency transfer restrictions, limited potential buyers for such instruments, delays and disruption in settlement procedures and illiquidity or low volumes of transactions may make exits difficult or impossible at times.

Equity Securities Risk

Investments in publicly issued equity securities in general are subject to market risks that may cause their prices to fluctuate over time and in turn cause the Fund’s NAV to fluctuate.

Foreign Securities Risk

Investments in foreign securities involve greater risks than investing in domestic securities. As a result, the Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The Fund also may invest in depositary receipts, including ADRs, which are traded on exchanges and provide an alternative to investing directly in foreign securities. Investments in ADRs are subject to many of the risks associated with investing directly in foreign securities.

High Portfolio Turnover Risk

The Fund may experience high portfolio turnover, which would involve correspondingly greater expenses to the Fund, as well as potentially adverse tax consequences, to the Fund’s shareholders from distributions of increased net short-term capital gains and may adversely affect the Fund’s performance.

High-Yield Securities Risk

The Fund will invest a significant portion or all of its assets in securities rated below investment grade or “junk bonds.” Junk bonds may be sensitive to economic changes, political changes, or adverse developments specific to a company. These securities generally involve greater risk of default or price changes than other types of fixed-income securities and the Fund’s performance may vary significantly as a result. Therefore, an investment in the Fund is subject to a higher risk of loss than an investment in a fund that may not invest in lower-rated securities.

Holding Cash Risk

The Fund may hold cash positions when the market is not producing returns greater than the short-term cash investments in which the Fund may invest. There is a risk that the sections of the market in which the Fund invests will begin to rise or fall rapidly and the Fund will not be able to sell stocks quickly enough to avoid losses, or reinvest its cash positions into areas of the advancing market quickly enough to capture the initial returns of changing market conditions.

Leverage Risk

The Fund may employ leveraged investment techniques, including the use of financial instruments to produce leverage results as well as borrowing money for investment purposes. Use of leverage can magnify the effects of changes in the value of the Fund and makes it more volatile. The leveraged investment techniques that the Fund employs could cause investors in the Fund to lose more money in adverse environments.

Non-Diversification Risk

A non-diversified fund invests a high percentage of its assets in a limited number of securities, exposing the Fund to fluctuations in net asset value and total return.

Other Investment Companies and ETFs Risk

Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to a Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate a Fund’s holdings in an ETF’s shares at the most optimal time, adversely affecting the Fund’s performance.

Shorting Securities Risk

Short positions are designed to profit from a decline in the price of particular securities, baskets of securities or indices. The Fund will lose value if and when the instrument’s price rises — a result that is the opposite from traditional mutual funds.

Small and Mid-Capitalization Companies Risk

Investing in the securities of small-capitalization and mid-capitalization companies involves greater risks and the possibility of greater price volatility than investing in larger capitalization and more-established companies. Investments in mid-cap companies involve less risk than investing in small-cap companies. Smaller companies may have limited operating history, product lines, and financial resources, and the securities of these companies may lack sufficient market liquidity. Mid-cap companies often have narrower markets and more limited managerial and financial resources than larger, more established companies.

Subadviser’s Investment Strategy Risk

The principal risk of investing in the Fund is that the Subadviser’s investment strategy will not be successful. While the Subadviser seeks to take advantage of investment opportunities for the Fund that will maximize its investment returns, there is no guarantee that such opportunities will ultimately benefit the Fund. The Subadviser will aggressively change the Fund’s portfolio in response to market conditions that are unpredictable and may expose the Fund to greater market risk than other mutual funds. There is no assurance that the Subadviser’s investment strategy will enable the Fund to achieve its investment objective.

Tax Risk

Certain of the Fund’s investment strategies, including transactions in options and futures contracts, may be subject to the special tax rules, the effect of which may have adverse tax consequences for the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund could lose money, or its performance could trail that of other investment alternatives.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	A non-diversified fund invests a high percentage of its assets in a limited number of securities, exposing the Fund to fluctuations in net asset value and total return.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information provides some indication of the risks of investing in the Fund by demonstrating how its returns have varied over time. The bar chart shows changes in the Fund’s performance from calendar year to calendar year. The table shows how the Fund’s average annual returns for the one-year, five-year and since inception periods compare with those of a broad-based market index for the same periods. The performance of the S&P 500 Index shows how the Fund compared with the performance of a widely used U.S. securities index during the period shown, while the MSCI World Index shows how the performance of a broad-based world index compared against a broad-based U.S. stock index during the same periods. The Fund’s past performance, before and after taxes, is not necessarily an indication of how it will perform in the future. Updated performance is available on the Fund’s website at www.HundredfoldSelect.com, or by contacting Northern Lights or Hundredfold or by calling the Fund toll-free at 855-582-8006.

The Fund was reorganized on October 3, 2011 from a predecessor fund (the “Select Global Predecessor Fund”) to a series of Northern Lights Fund Trust II, a Delaware statutory trust (the “Reorganization”).  The Fund is a continuation of the Select Global Predecessor Fund and, therefore, the performance information includes performance of the Select Global Predecessor Fund.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Fund by demonstrating how its returns have varied over time. The bar chart shows changes in the Fund's performance from calendar year to calendar year. The table shows how the Fund's average annual returns for the one-year, five-year and since inception periods compare with those of a broad-based market index for the same periods.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	855-582-8006
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.HundredfoldSelect.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Return for the Calendar Year Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period of time shown in the bar chart, the Fund’s highest calendar quarter return was 17.57% for the quarter ended June 30, 2009 and its lowest calendar quarter return was – 13.27% for the quarter ended September 30, 2008.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest calendar quarter return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.57%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest calendar quarter return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.27%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRA.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRA.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2011)
Hundredfold Select Global Fund | MSCI World Index (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.61%)
5 Years	rr_AverageAnnualReturnYear05	(4.43%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.85%
Hundredfold Select Global Fund | S&P 500�� Index (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.94%
Hundredfold Select Global Fund | Hundredfold Select Global Fund Service Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Operating Services Fee	rr_Component1OtherExpensesOverAssets	0.45%
Other Operating Expenses	rr_OtherExpensesOverAssets	0.45%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.40%	[3]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.85%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	288
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	883
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,504
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,176
Annual Return 2005	rr_AnnualReturn2005	12.07%
Annual Return 2006	rr_AnnualReturn2006	20.61%
Annual Return 2007	rr_AnnualReturn2007	5.82%
Annual Return 2008	rr_AnnualReturn2008	(24.10%)
Annual Return 2009	rr_AnnualReturn2009	22.09%
Annual Return 2010	rr_AnnualReturn2010	3.75%
Annual Return 2011	rr_AnnualReturn2011	(20.46%)
1 Year	rr_AverageAnnualReturnYear01	(20.46%)
5 Years	rr_AverageAnnualReturnYear05	(4.15%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 27, 2004
Hundredfold Select Global Fund | Hundredfold Select Global Fund Service Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(20.46%)
5 Years	rr_AverageAnnualReturnYear05	(5.27%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.27%
Hundredfold Select Global Fund | Hundredfold Select Global Fund Service Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(13.30%)
5 Years	rr_AverageAnnualReturnYear05	(3.98%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.83%
Hundredfold Select Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks a high total rate of return (income from short-term trading plus capital appreciation) on an annual basis.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 1, 752 ~~% of the average value of its portfolio. The Fund has a very high portfolio turnover due to its aggressive management strategy.~~

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1752.00%
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	These expenses are based on estimated amounts for the Fund's current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses for the Fund do not correlate to the "Ratios to Average Net Assets: Net Expenses" provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund will invest at least 80% in equity securities or derivatives of such securities. The Fund invests in equity securities of any market capitalization, investment style, market sector or industry. The Fund may also seek exposure to securities of foreign issuers. Although the Fund may invest directly in equity securities, it may also invest in such securities indirectly through securities that invest in or are a derivative of equity securities, primarily including futures contracts, swap agreements, exchange-traded funds (‘‘ETFs”), naked and covered options on such instruments, currencies, and other investment companies. The Fund is a “non-diversified” fund, meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.

Hundredfold Advisors LLC (“Hundredfold” or the “Subadviser”) actively manages the Fund’s portfolio by attempting to anticipate, and respond to, trends in equity securities. The Subadviser will employ an investment strategy that alternates between positions designed to profit from market trends, such as entering into “long” and “short” positions of equity securities, and investing in cash or cash equivalents as a temporary defensive measure. The Subadviser seeks to take “long” positions in or purchase equity securities prior to or at the outset of upward trends for such securities and seeks to take “short” positions in or sell equity securities prior to or early in downward trends in the value of such securities. When the Subadviser believes it appropriate, the Subadviser will employ leveraged investment techniques that allow the Equity Fund to gain greater exposure to its target investments. The Fund employs an aggressive management strategy that typically results in high portfolio turnover.

The Subadviser will consider elements of market trends and momentum, including price actions, advance-decline lines, market highs and lows and the overall direction of market trends. The Subadviser’s strategy does not involve fundamental research and analysis of individual equity securities. The Subadviser will analyze the overall investment opportunities and risks among categories or sectors of equity securities or investment vehicles that represent pools of equity securities, such as major market indices and ETFs. As a result, the Subadviser may reposition the Fund’s portfolio in response to market movements in an attempt to participate in a developing trend and may attempt to anticipate market moves and initiate appropriate action in advance of actual market trends. The Subadviser will likely engage in frequent trading of the Fund’s securities in an attempt to position its portfolio in line with the Subadviser’s expectations for market trends.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund will invest at least 80% in equity securities or derivatives of such securities.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund entails risks. The Fund could lose money, or its performance could trail that of other investment alternatives. The Advisers cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds. It is important that investors closely review and understand these risks before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect many issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money on your investment in the Fund.

Aggressive Investment Techniques Risk

The Fund uses investment techniques that may be considered aggressive. Risks associated with the use of swap agreements and futures contracts include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Swap agreements also may be considered to be illiquid.

Depositary Receipt Risk

To the extent the Fund invests in stocks of foreign corporations, the Fund’s investment in such stocks may also be in the form of depositary receipts or other securities convertible into securities of foreign issuers, including ADRs. While the use of ADRs, which are traded on exchanges and represent an ownership in a foreign security, provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Derivatives Risk

Investments in derivatives are subject to market risks that may cause their prices to fluctuate over time and increase the Fund’s volatility. As a result, the Fund may incur larger losses or smaller gains than otherwise would be the case if the Fund invested directly in the underlying securities.

Emerging Markets Risk

Investments in emerging markets instruments involve greater risks than investing in foreign instruments in general. Risks of investing in emerging market countries include political or social upheaval, nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets and risks from an economy’s dependence on revenues from particular commodities or industries. In addition, currency transfer restrictions, limited potential buyers for such instruments, delays and disruption in settlement procedures and illiquidity or low volumes of transactions may make exits difficult or impossible at times.

Equity Securities Risk

Investments in publicly issued equity securities in general are subject to market risks that may cause their prices to fluctuate over time and in turn cause the Fund’s NAV to fluctuate.

Foreign Securities Risk

Investments in foreign securities involve greater risks than investing in domestic securities. As a result, the Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The Fund also may invest in depositary receipts, including ADRs, which are traded on exchanges and provide an alternative to investing directly in foreign securities. Investments in ADRs are subject to many of the risks associated with investing directly in foreign securities.

High Portfolio Turnover Risk

The Fund may experience high portfolio turnover, which would involve correspondingly greater expenses to the Fund, as well as potentially adverse tax consequences, to the Fund’s shareholders from distributions of increased net short-term capital gains and may adversely affect the Fund’s performance.

Holding Cash Risk

The Fund may hold cash positions when the market is not producing returns greater than the short-term cash investments in which the Fund may invest. There is a risk that the sections of the market in which the Fund invests will begin to rise or fall rapidly and the Fund will not be able to sell stocks quickly enough to avoid losses, or reinvest its cash positions into areas of the advancing market quickly enough to capture the initial returns of changing market conditions.

Leverage Risk

The Fund may employ leveraged investment techniques, including the use of financial instruments to produce leverage results as well as borrowing money for investment purposes. Use of leverage can magnify the effects of changes in the value of the Fund and makes it more volatile. The leveraged investment techniques that the Fund employs could cause investors in the Fund to lose more money in adverse environments.

Non-Diversification Risk

A non-diversified fund invests a high percentage of its assets in a limited number of securities, exposing the Fund to fluctuations in net asset value and total return.

Other Investment Companies and ETFs Risk

Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to a Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate a Fund’s holdings in an ETF’s shares at the most optimal time, adversely affecting the Fund’s performance.

Shorting Securities Risk

Short positions are designed to profit from a decline in the price of particular securities, baskets of securities or indices. The Fund will lose value if and when the instrument’s price rises — a result that is the opposite from traditional mutual funds.

Small- and Mid-Capitalization Companies Risk

Investing in the securities of small-capitalization and mid-capitalization companies involves greater risks and the possibility of greater price volatility than investing in larger capitalization and more-established companies. Investments in mid-cap companies involve less risk than investing in small-cap companies. Smaller companies may have limited operating history, product lines, and financial resources, and the securities of these companies may lack sufficient market liquidity. Mid-cap companies often have narrower markets and more limited managerial and financial resources than larger, more established companies.

Subadviser’s Investment Strategy Risk

The principal risk of investing in the Fund is that the Subadviser’s investment strategy will not be successful. While the Subadviser seeks to take advantage of investment opportunities for the Fund that will maximize its investment returns, there is no guarantee that such opportunities will ultimately benefit the Fund. The Subadviser will aggressively change the Fund’s portfolio in response to market conditions that are unpredictable and may expose the Fund to greater market risk than other mutual funds. There is no assurance that the Subadviser’s investment strategy will enable the Fund to achieve its investment objective.

Tax Risk

Certain of the Fund’s investment strategies, including transactions in options and futures contracts, may be subject to the special tax rules, the effect of which may have adverse tax consequences for the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund could lose money, or its performance could trail that of other investment alternatives.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	A non-diversified fund invests a high percentage of its assets in a limited number of securities, exposing the Fund to fluctuations in net asset value and total return.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information provides some indication of the risks of investing in the Fund by demonstrating how its returns have varied over time. The bar chart shows changes in the Fund’s performance from calendar year to calendar year. The table shows how the Fund’s average annual returns for the one year, five year and since inception periods compare with those of a broad-based market index for the same periods. The Fund’s past performance, before and after taxes, is not necessarily an indication of how it will perform in the future. Updated performance is available on the Fund’s website at www.HundredfoldSelect.com, or by contacting Northern Lights or Hundredfold or by calling the Fund toll-free at 855-582-8006.

The Fund was reorganized on October 3, 2011 from a predecessor fund (the “Select Equity Predecessor Fund”) to a series of Northern Lights Fund Trust II, a Delaware statutory trust (the “Reorganization”).  The Fund is a continuation of the Select Equity Predecessor Fund and, therefore, the performance information includes performance of the Select Equity Predecessor Fund.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Fund by demonstrating how its returns have varied over time. The bar chart shows changes in the Fund's performance from calendar year to calendar year. The table shows how the Fund's average annual returns for the one year, five year and since inception periods compare with those of a broad-based market index for the same periods.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	855-582-8006
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.HundredfoldSelect.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Return for the Calendar Year Ended December 31,
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period of time shown in the bar chart, the Fund’s highest calendar quarter return was 15.12% for the quarter ended September 30, 2009 and its lowest calendar quarter return was –10.07% for the quarter ended March 31, 2008.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest calendar quarter return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.12%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest calendar quarter return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.07%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRA.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRA.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2011)
Hundredfold Select Equity Fund | S&P 500�� Index (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.68%
Hundredfold Select Equity Fund | Hundredfold Select Equity Fund Service Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Operating Services Fee	rr_Component1OtherExpensesOverAssets	0.45%
Other Operating Expenses	rr_OtherExpensesOverAssets	0.45%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.23%	[1]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.68%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	271
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	832
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,420
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,012
Annual Return 2005	rr_AnnualReturn2005	2.40%
Annual Return 2006	rr_AnnualReturn2006	6.13%
Annual Return 2007	rr_AnnualReturn2007	4.61%
Annual Return 2008	rr_AnnualReturn2008	(22.77%)
Annual Return 2009	rr_AnnualReturn2009	21.77%
Annual Return 2010	rr_AnnualReturn2010	10.50%
Annual Return 2011	rr_AnnualReturn2011	(14.66%)
1 Year	rr_AverageAnnualReturnYear01	(14.66%)
5 Years	rr_AverageAnnualReturnYear05	(1.49%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 11, 2004
Hundredfold Select Equity Fund | Hundredfold Select Equity Fund Service Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(14.66%)
5 Years	rr_AverageAnnualReturnYear05	(2.06%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.04%
Hundredfold Select Equity Fund | Hundredfold Select Equity Fund Service Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(9.53%)
5 Years	rr_AverageAnnualReturnYear05	(1.54%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.65%

[1]	These expenses are based on estimated amounts for the Fund's current fiscal year.
[2]	Total Annual Fund Operating Expenses for the Fund do not correlate to the "Ratios to Average Net Assets: Net Expenses" provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.
[3]	These expenses are based on estimated amounts for the Fund's current fiscal year